                                                              JOHN R. THOMAS
                                                           Direct (503) 294-9448
                                                            jrthomas@stoel.com

May 8, 2006


VIA EDGAR AND OVERNIGHT COURIER

Ms. Pamela A. Long
Assistant Director
Securities & Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 7010
Washington, D.C. 20549

RE:   VERASUN ENERGY CORPORATION
      FORM S-1
      FILED MARCH 30, 2006
      FILE NO. 333-132861

Dear Ms. Long:

This letter is the response of VeraSun Energy Corporation (the "Company") to the Staff's comments to the above-referenced Form S-1 (the "Filing"). The Company has included each of the Staff's comments from its comment letter dated April 27, 2006 and VeraSun's responses below.

General

   1. WE NOTE THAT YOU HAVE OMITTED THE PRICE RANGE AND NUMBER OF SHARES FOR THIS OFFERING. TO ASSIST YOU IN PLANNING YOUR OFFERING, PLEASE BE ADVISED THAT WE WILL NEED TO REVIEW THE REGISTRATION STATEMENT WITH THIS INFORMATION INCLUDED PRIOR TO EFFECTIVENESS. WE ASK THAT YOU PROVIDE THIS INFORMATION AND ANY OTHER NON-430A INFORMATION, INCLUDING INFORMATION REGARDING YOUR CAPITAL STRUCTURE, AS SOON AS PRACTICABLE TO ALLOW FOR OUR REVIEW. IN ADDITION, NOTE THAT ANY PRELIMINARY PROSPECTUS THAT IS CIRCULATED MUST INCLUDE ALL NON-430A INFORMATION, INCLUDING A BONA FIDE ESTIMATED PRICE RANGE.

         At this time, the underwriters are not certain of the offering price range and the number of shares to be sold in the offering. We plan to include in Amendment No. 2

Pamela A. Long
May 8, 2006
Page 2


         to the Company's Registration Statement on Form S-1 an estimate of the offering price range and any information that may be computed based on the assumed offering price and number of shares offered.

   2. WE MAY HAVE FURTHER COMMENT ONCE ITEMS THAT ARE CURRENTLY BLANK, SUCH AS PORTIONS OF SUMMARY AND SELECTED FINANCIAL DATA, AND THE CAPITALIZATION AND DILUTION TABLES, ARE COMPLETED.

         We understand you may have additional comments based on the completion of items that were or remain blank.

   3. PLEASE PROVIDE US WITH COPIES OF ANY GRAPHICS OR PHOTOS YOU INTEND TO INCLUDE IN YOUR PROSPECTUS. UNDERSTAND THAT WE WILL REVIEW THESE MATERIALS AND MAY HAVE COMMENTS ON THEM.

         We have included copies of the graphics and photos to be included in the prospectus with Amendment No. 1 to the Company's Registration Statement on Form S-1 ("Amendment No. 1").

   4. PLEASE PROVIDE US WITH THE INDUSTRY AND MARKET DATA SUPPORTING FACTUAL ASSERTIONS THAT APPEAR IN YOUR PROSPECTUS. IN ADDITION, PLEASE TELL US WHETHER THIS INFORMATION IS PUBLICLY AVAILABLE WITHOUT CHARGE.

         We are sending you the requested information by overnight courier. This information is available without charge over the internet, except the price data that we obtained from the Chicago Board of Trade, New York Mercantile Exchange and Bloomberg.

Table of Contents, page i

   5. PLEASE MOVE THE PARAGRAPH REGARDING DEALER PROSPECTUS DELIVERY OBLIGATIONS TO THE OUTSIDE BACK COVER PURSUANT TO ITEM 502(b) OF REGULATION S-K.

         The practice of having the dealer prospectus delivery obligation disclosure at the front of the document rather than the outside back cover has been used by underwriters such as Morgan Stanley & Co. Incorporated and Lehman Brothers Inc. on a regular basis over many years, and we understand that the Commission is comfortable with that practice. Consequently, we have not moved the paragraph regarding dealer prospectus delivery obligations to the outside back cover.

Pamela A. Long
May 8, 2006
Page 3

   6. WE NOTE YOUR DISCLOSURE THAT INVESTORS "SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS." PLEASE NOTE THAT IF YOU INTEND TO USE ANY FREE WRITING PROSPECTUSES ONCE YOU HAVE A SECTION 10 PROSPECTUS READY, YOU SHOULD CONSIDER REMOVING THIS LANGUAGE SINCE THE COMPANY WOULD BE LIABLE FOR, AND INVESTORS WOULD BE ENTITLED TO RELY UPON, THAT INFORMATION AS WELL.

         We have modified the disclosure to state that investors may rely on the prospectus or any free writing prospectus used in connection with the offering. Please refer to page i of Amendment No. 1.

Industry and Market Data, page ii

   7. THE FOREPART OF YOUR DOCUMENT SHOULD CONSIST OF THE COVER PAGE, SUMMARY, AND RISK FACTORS SECTIONS. PLEASE RELOCATE THE SECTIONS "INDUSTRY AND MARKET DATA" AND "FORWARD-LOOKING STATEMENTS" APPEARING BENEATH THE TABLE OF CONTENTS TO A MORE APPROPRIATE LOCATION IN THE PROSPECTUS.

         We believe the "Industry and Market Data" section is appropriately placed in the forepart of the prospectus because it provides helpful background to a reader of the "Summary" section and the related disclosure therein with respect to ethanol industry sources and to the "Risk Factors" section that follows.

         We have relocated the "Forward-Looking Statements" to follow the "Risk Factors" section. Please see page 22 of Amendment No. 1.

   8. WE NOTE YOUR REPRESENTATIONS THAT SOME OF THE INFORMATION IN THE REGISTRATION STATEMENT IS BASED ON INFORMATION YOU OBTAINED FROM SOURCES "BELIEVED TO BE RELIABLE," THAT YOUR RESEARCH HAS NOT "BEEN VERIFIED BY ANY INDEPENDENT SOURCES" AND THAT YOU DO NOT "MAKE ANY REPRESENTATION AS TO THE ACCURACY OF THIS INFORMATION." PLEASE NOTE THAT YOU ARE RESPONSIBLE FOR THE ENTIRE CONTENT OF THE REGISTRATION STATEMENT AND CANNOT INCLUDE LANGUAGE THAT CAN BE INTERPRETED AS A DISCLAIMER OF THE INFORMATION CONTAINED IN THE FILING. PLEASE REVISE ACCORDINGLY.

         We have made the requested revisions. Please refer to page ii of Amendment No. 1.

Prospectus Summary, Page 1

   9. WE NOTE YOUR SUMMARY CONTAINS A LENGTHY DESCRIPTION OF THE COMPANY'S RECENT DEVELOPMENTS, INDUSTRY, COMPETITIVE STRENGTHS, AND BUSINESS STRATEGY. FURTHER, WE NOTE THAT VIRTUALLY IDENTICAL DISCLOSURE APPEARS LATER IN YOUR PROSPECTUS. IN

Pamela A. Long
May 8, 2006
Page 4


         THE SUMMARY, YOU ARE TO CAREFULLY CONSIDER AND IDENTIFY THOSE ASPECTS OF THE OFFERING THAT ARE THE MOST SIGNIFICANT AND DETERMINE HOW TO BEST HIGHLIGHT THOSE POINTS IN CLEAR, PLAIN LANGUAGE. THE SUMMARY SHOULD NOT INCLUDE A LENGTHY DESCRIPTION OF THE COMPANY'S BUSINESS AND BUSINESS STRATEGY. THIS DETAILED INFORMATION IS BETTER SUITED FOR THE BODY OF THE PROSPECTUS. IF YOU WANT TO HIGHLIGHT KEY ASPECTS OF YOUR BUSINESS STRATEGY, CONSIDER LISTING THESE IN A BULLET-POINT FORMAT, WITH ONE SENTENCE PER BULLET POINT. SEE ITEM 503(a) OF REGULATION S-K AND PART IV.C. OF SECURITIES ACT RELEASE NO. 7497.

         We have abbreviated and refined the "Summary" section to highlight the most significant information about the Company. We believe the remaining information in the summary is important and essential for a reader to understand our business, operations and future prospects. Please refer to pages 1 to 5 in Amendment No. 1.

   10. PLEASE REVISE THIS SECTION TO INCLUDE A MORE BALANCED DESCRIPTION OF YOUR BUSINESS. FOR EXAMPLE, TO THE EXTENT THAT YOU DISCUSS YOUR COMPETITIVE STRENGTHS AND BUSINESS STRATEGY, PLEASE BALANCE IT BY BRIEFLY DISCUSSING THE RISKS OF IMPLEMENTING THE STRATEGY.

         We have added disclosure to the "Summary" section which briefly describes the risks of our business. Please refer to the new section entitled "Certain Risk Factors" on page 5 of Amendment No. 1.

   11. IN THIS SECTION YOU STATE THAT YOU ARE THE SECOND LARGEST PRODUCER IN THE U.S. PLEASE CLARIFY WHAT THIS RANKING IS BASED UPON AND DISCLOSE YOUR RANKING BASED ON SALES AS WELL.

         We have revised the disclosure to indicate that we are the second largest producer in the U.S. based on gallons of ethanol produced.

         We are not aware of any publicly available industry data which ranks ethanol producers based on sales.

Summary Consolidated Financial And Operating Data, page 7

   12. YOU INDICATE HERE AND ON PAGE 25 THAT MANAGEMENT USES EBITDA AS A MEASURE OF YOUR PERFORMANCE AND ABILITY TO GENERATE CASH NECESSARY TO MEET YOUR FUTURE REQUIREMENTS FOR DEBT SERVICE, CAPITAL EXPENDITURES, WORKING CAPITAL AND TAXES. IT APPEARS THAT YOU PRESENT EBITDA AS A MEASURE OF BOTH LIQUIDITY AND PERFORMANCE. PLEASE REVISE YOUR DISCLOSURE TO EXPLAIN WHY YOU BELIEVE THAT

Pamela A. Long
May 8, 2006
Page 5


         EBITDA PROVIDES USEFUL INFORMATION TO INVESTORS AND PROVIDE A RECONCILIATION OF EBITDA TO CASH FLOWS FROM OPERATIONS. PLEASE REFER TO
         ITEM 10(e)(1) OF REGULATION S-K.

         We have revised our disclosure to clarify that we only use EBITDA as a measure of performance in relation to other companies in our industry and we have deleted references that indicate we use it as a measure of liquidity. Accordingly, we have not provided a reconciliation of EBITDA to cash flows from operations. Please refer to pages 8, 9 and 28 of Amendment No. 1.

Risk Factors, page 10

   13. MANY OF YOUR RISK FACTORS USE LANGUAGE LIKE "WE DO NOT PROVIDE ANY ASSURANCE" OR "WE DO NOT ASSURE YOU." PLEASE DELETE THIS AND SIMILAR LANGUAGE THROUGHOUT THE RISK FACTORS SECTION. THE REAL RISK IS NOT YOUR INABILITY TO OFFER ASSURANCE, BUT THE CONDITION DESCRIBED.

         We have made the requested revisions. Please refer to the "Risk Factors" section beginning on page 10 of Amendment No. 1.

   14. IF APPLICABLE, PLEASE INCLUDE A RISK FACTOR THAT DISCUSSES THE SEASONALITY OF YOUR BUSINESS.

         We have included a risk factor that discusses seasonality on page 11 of Amendment No. 1. We also have disclosure of the seasonality of our business on page 40 in "Management's Discussion and Analysis of Financial Condition and Results of Operations" in Amendment No. 1.

We are substantially dependent on two facilities . . ., page 11

   15. PLEASE REVISE TO CLARIFY WHAT YOU MEAN BY "OTHER OPERATIONAL HAZARDS INHERENT IN OUR INDUSTRY."

         We have revised the disclosure to provide examples of other operational hazards inherent in our industry. Please refer to page 12 of Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 6


We have a limited operating history and our business may not be as successful as we envision . . ., page 14

   16. PLEASE ELABORATE UPON THE RISKS AND UNCERTAINTIES THAT ARE ENCOUNTERED BY AN EARLY-STAGE COMPANY.

         We have supplemented our disclosure regarding the risks and uncertainties that are encountered by an early-stage company. Please refer to page 14 of Amendment No. 1.

Our competitive position, financial position and results of operations may be adversely affected by technological advances . . ., page 17

   17. WE NOTE YOUR STATEMENTS THAT "[T]HE DEVELOPMENT AND IMPLEMENTATION OF NEW TECHNOLOGIES MAY RESULT IN A SIGNIFICANT REDUCTION IN THE COSTS OF ETHANOL PRODUCTION" AND "ADVANCES IN THE DEVELOPMENT OF ALTERNATIVES TO
         ETHANOL COULD SIGNIFICANTLY REDUCE DEMAND . . . ." PLEASE REVISE THIS
         RISK FACTOR TO DISCUSS WHAT KNOWN NEW TECHNOLOGIES, IF ANY, MAY RESULT IN SIGNIFICANT COST REDUCTIONS IN THE PRODUCTION OF ETHANOL OR IN REDUCED OR ELIMINATED DEMAND FOR ETHANOL.

         We have made the requested revisions. Please refer to page 17 of Amendment No. 1.

Our level of indebtedness could adversely affect our ability to react . . ., page 17

   18.   PLEASE QUANTIFY YOUR DEBT SERVICE REQUIREMENTS FOR THE CURRENT FISCAL
         YEAR.

         We have provided the requested disclosure. Please refer to page 18 of Amendment No. 1.

Provisions in our charter documents and South Dakota law may delay or prevent our acquisition by a third party . . ., page 19

   19. PLEASE SPECIFY THE PROVISIONS THAT WOULD AFFECT A THIRD PARTY'S ABILITY TO OBTAIN CONTROL OF THE COMPANY.

         We have included the requested disclosure in the "Risk Factors" section on page 20 of Amendment No. 1. We note that this disclosure also appears in "Description of Capital Stock."

Pamela A. Long
May 8, 2006
Page 7


Risks Relating to This Offering and Ownership of Our Common Stock, page 18

   20. PLEASE INCLUDE A RISK FACTOR THAT DISCUSSES THE DILUTION TO NEW INVESTORS THAT WILL OCCUR AS A RESULT OF THE OFFERING.

         We have included a risk factor discussing dilution. Please refer to page 21 of Amendment No. 1.

Use of proceeds, page 21

   21. TO THE EXTENT THAT YOUR PROCEEDS DERIVED FROM THIS OFFERING WILL BE INSUFFICIENT TO FULLY FINANCE THE CONSTRUCTION OF YOUR NORTHWESTERN IOWA AND WELCOME FACILITIES, PLEASE DISCLOSE THIS AMOUNT AS WELL AS THE SOURCES FROM WHICH YOU WILL OBTAIN THE FUNDS NEEDED TO COMPLETE THESE PROJECTS. REFER TO INSTRUCTION 3 TO ITEM 504 OF REGULATION S-K.

         We have revised our disclosure to note the additional amount necessary to finance the construction of the Northwestern Iowa and Welcome facilities and we have indicated that this amount will come from cash-on-hand and cash generated from operations during the construction period. Please refer to page 23 of Amendment No. 1.

Dilution, page 23

   22. REVISE YOUR DILUTION CALCULATIONS TO INCLUDE THE SHARES THAT OFFICERS, DIRECTORS, PROMOTERS, AND AFFILIATED PARTIES HAVE THE RIGHT TO ACQUIRE SUCH AS SHARES UNDERLYING OPTIONS, WARRANTS, AND CONVERSIONS OF EXISTING SECURITIES. SEE ITEM 506 OF REG. S-K.

         We have revised the disclosure in the "Dilution" section to clarify that we have excluded the options and warrants outstanding as of March 31, 2006 from the dilution computations. We have presented the total number of options and warrants outstanding as of March 31, 2006 and the weighted average exercise price of those options and warrants. We have indicated that any exercise of those options and warrants would cause further dilution to new investors. We believe this disclosure is appropriate and adequately discloses the risk of additional dilution to new investors. Please refer to page 25 of Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 8


Management's Discussion and Analysis, page 27

   23. TO FACILITATE INVESTOR UNDERSTANDING OF THE SIGNIFICANCE OF THE SPREAD BETWEEN ETHANOL AND CORN PRICES, PLEASE CONSIDER PROVIDING LONGITUDINAL PRICE INFORMATION IN A SINGLE CHART.

         We have included a new chart that presents both ethanol and corn prices, with the corn prices converted to dollars per gallon assuming a conversion rate of 2.8 gallons of ethanol produced per bushel of corn. Please refer to page 32 of Amendment No. 1.

Results of Operations, page 33
Year ended December 31, 2005 . . ., page 33

   24. PLEASE DISCLOSE WHETHER IN REFERRING TO THE "AVERAGE PRICE REALIZED ON SALES OF ETHANOL" YOU ARE REFERRING TO THE MEAN OR THE MEDIAN PRICE.

         We are referring to the mean price. We have clarified the disclosure to indicate that we are referring to the weighted average price realized on sales of ethanol. Please refer to pages 35 and 37 of Amendment No. 1.

   25. PLEASE REVISE YOUR DISCUSSION OF COST OF GOODS SOLD TO PROVIDE A CONSISTENT BASIS FOR COMPARING COSTS AND UNDERSTANDING YOUR COST STRUCTURE. FOR EXAMPLE, PLEASE DISCLOSE THE AGGREGATE AND PERCENTAGE CHANGE OF YOUR CORN COSTS FOR 2005 AND 2004 AND THE PERCENTAGE OF COST OF GOODS SOLD FOR TRANSPORTATION EXPENSE AND LABOR AND MANUFACTURING OVERHEAD FOR THESE YEARS. PLEASE SIMILARLY REVISE YOUR DISCLOSURE FOR THE YEAR ENDED DECEMBER 31, 2004, COMPARED TO THE YEAR ENDED DECEMBER 31, 2003.

         We have made the requested revisions. Please refer to pages 36 to 39 of Amendment No. 1.

Year ended December 31, 2004 . . ., page 35

   26. PLEASE REVISE YOUR DISCUSSION TO DISCUSS THE EXTENT TO WHICH YOUR INCREASE IN NET SALES OF ETHANOL WAS ATTRIBUTABLE TO INCREASED PRICE OR VOLUME. SEE REGULATION S-K, ITEM 303(a)(3)(III).

         We have made the requested revisions. Please refer to page 39 of Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 9


The Credit Agreement, page 38

   27. PLEASE QUANTIFY THE INTEREST RATES PAYABLE AS OF THE MOST RECENT PRACTICABLE DATE. PLEASE ALSO DISCLOSE WHY THE FULL $30 MILLION IS NOT AVAILABLE UNDER THE CREDIT AGREEMENT.

         We have made the requested revisions. Please refer to pages 42 and 43 of Amendment No. 1.

Put Warrant, page 4l

   28. PLEASE EXPLAIN HOW THE PUT WARRANT WILL BE TERMINATED. PLEASE INCLUDE SIMILAR DISCLOSURE IN THE FOREPART OF THE PROSPECTUS AND IN THE DILUTION SECTION.

         We have revised the disclosure to indicate that, pursuant to the terms of the amended warrant agreement, the put feature will terminate in connection with the closing of the planned offering. We have made similar revisions in the "Summary" and "Dilution" sections of Amendment No. 1.

Summary of Critical Accounting Policies and Estimates, page 41

   29. YOU INDICATE THAT AN INDEPENDENT THIRD PARTY FINANCIAL ADVISOR PROVIDED A VALUATION AT DECEMBER 31, 2005 OF THE UNDERLYING COMMON STOCK WHICH WAS USED IN THE FORMULA BASED VALUE OF YOUR PUT WARRANT. PLEASE INCLUDE THE NAME OF THE ADVISOR AND A CURRENTLY DATED CONSENT FROM THE ADVISOR IN YOUR REGISTRATION STATEMENT IN ACCORDANCE WITH RULE 436(b) OF REGULATION C OR DELETE THIS REFERENCE TO THE FINANCIAL ADVISOR.

         We have deleted this reference.

Business, page 43

   30. PLEASE REVISE TO DISCLOSE THE DEVELOPMENT OF YOUR BUSINESS, INCLUDING YOUR ORGANIZATION, PREDECESSOR ENTITY REFERENCED ON PAGE 4, AND YOUR ENTRY INTO THE ETHANOL INDUSTRY. SEE REGULATION S-K, ITEM 101(a)(1).

         We have made the requested revisions. Please refer to "Company History" on page 49 in Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 10


Competition, page 57

   31. PLEASE REVISE TO DISCLOSE YOUR COMPETITIVE POSITION. WE NOTE REPEATED DISCLOSURE THAT VERASUN IS THE SECOND-LARGEST ETHANOL PRODUCER IN THE UNITED STATES.

         We have made the requested revisions. Please refer to page 62 in Amendment No. 1.

Management, page 60

   32. PLEASE DISCLOSE WHETHER MR. CAUDILL HAS ANY ADDITIONAL BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS. REFER TO PARAGRAPH (e) TO ITEM 401 OF REGULATION S-K.

         We have revised Mr. Caudill's biography to clarify his business experience in the past five years.

   33. WE NOTE DISCLOSURE IN CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTION ON PAGE 68 RELATING TO YOUR SHAREHOLDERS' AGREEMENT REGARDING ELECTION OF DIRECTORS. PLEASE REVISE THIS SECTION TO DISCUSS THE PORTION OF THE AGREEMENT PERTAINING TO THE ELECTION OF DIRECTORS AND TO IDENTIFY THE DIRECTORS NOMINATED BY EACH SHAREHOLDER THAT IS PARTY TO THE AGREEMENT. SEE REGULATION S-K, ITEM 401(a).

         We have revised the disclosure in "Certain Relationships and Related Party Transactions" to indicate the directors nominated by the various shareholders. Please refer to page 74 of Amendment No. 1.

Stock Option Awards, page 67

   34. PLEASE CLARIFY THE POSSIBLE GRANTS OF ADDITIONAL OPTIONS AND AWARDS, INCLUDING THE TIMING OF SUCH GRANTS.

         We have made the requested revisions. Please refer to page 73 of Amendment No. 1.

Transactions with Bluestem, page 69

   35. PLEASE DISCLOSE WHETHER YOU BELIEVE THE TERMS OF THE TRANSACTIONS DESCRIBED IN THIS SECTION ARE AT LEAST AS FAVORABLE TO THE COMPANY AS YOU WOULD EXPECT TO NEGOTIATE WITH UNRELATED THIRD PARTIES.

         We have added the requested disclosure. Please refer to page 75 of Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 11


Principal and Selling Shareholders, page 70

   36. PLEASE REVISE TO PROVIDE THE INFORMATION IN THE SELLING SHAREHOLDER TABLE AS OF THE MOST RECENT PRACTICABLE DATE.

         The selling shareholder table has been updated as of March 31, 2006.

   37. PLEASE REVISE TO STATE, IF TRUE, THAT MESSRS. FIRSK AND KIRBY HAVE VOTING AND INVESTMENT CONTROL OVER THE SHARES HELD BY EOS MANAGEMENT, INC. AND BLUESTEM CAPITAL COMPANY, RESPECTIVELY. ALTERNATIVELY, NAME THE INDIVIDUALS WITH VOTING AND INVESTMENT CONTROL OVER THESE SHAREHOLDERS. REFER TO TELEPHONE INTERPRETATION 4S. IN THE REGULATION S-K SECTION OF THE MARCH 1999 SUPPLEMENT TO OUR "MANUAL OF PUBLICLY AVAILABLE TELEPHONE INTERPRETATIONS" THAT IS AVAILABLE ON THE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

         We have made the requested revisions for Eos and Bluestem, as well as the additional selling shareholders that we have added to Amendment No.
         1. Please refer to page 76 of Amendment No. 1.

   38. PLEASE TELL US WHETHER ANY OF THE SELLING SHAREHOLDERS ARE BROKER-DEALERS OR AFFILIATES OF BROKER-DEALERS. REVISE THE PROSPECTUS TO NAME THE SELLING SHAREHOLDERS WHO ARE BROKER-DEALERS AND STATE THAT THEY ARE UNDERWRITERS WITH RESPECT TO THE SHARES THAT THEY ARE OFFERING FOR RESALE.

         None of the selling shareholders is a broker-dealer or an affiliate of a broker-dealer.

   39. FOR THE SELLING SHAREHOLDERS WHO ARE AFFILIATES OF BROKER-DEALERS, DISCLOSE THE FOLLOWING:

            - THAT THE SELLING SHAREHOLDERS PURCHASED IN THE ORDINARY COURSE OF BUSINESS; AND

            - THAT, AT THE TIME OF PURCHASE OF THE SECURITIES TO BE RESOLD, THE SELLER HAD NO AGREEMENTS OR UNDERSTANDINGS, DIRECTLY OR INDIRECTLY, WITH ANY PERSON TO DISTRIBUTE THE SECURITIES.

         IF THESE SELLING SHAREHOLDERS ARE UNABLE TO MAKE THESE REPRESENTATIONS, PLEASE STATE THAT THEY ARE UNDERWRITERS.

         Please see our response to comment no. 38. None of the selling shareholders is a broker-dealer or an affiliate of a broker-dealer.

Pamela A. Long
May 8, 2006
Page 12


Description of Capital Stock, page 73

   40. WE NOTE THAT THE INFORMATION YOU PROVIDE IN THIS SECTION IS QUALIFIED IN ITS ENTIRETY. BECAUSE YOU ARE RESPONSIBLE FOR THE ACCURACY OF THE INFORMATION IN THE FILING, AND BECAUSE RULE 411(a) PERMITS QUALIFICATION OF INFORMATION IN THE PROSPECTUS BY REFERENCE TO INFORMATION OUTSIDE OF THE PROSPECTUS ONLY IN LIMITED CIRCUMSTANCES, THIS QUALIFICATION IS INAPPROPRIATE. PLEASE REMOVE IT.

         We have made the requested deletion.

Shares Eligible for Future Sale, page 76

   41. DISCLOSE THE CRITERIA THAT THE UNDERWRITERS WILL USE IN DETERMINING WHETHER TO CONSENT TO WAIVING THE 180-DAY LOCK-UP AGREEMENT.

         Morgan Stanley and Lehman Brothers have advised the Company that they do not have any pre-established conditions to waiving the terms of the lock-up agreements and that they grant waivers, in extremely rare cases, after evaluating the unique facts and circumstances of each individual's request for such a waiver. Therefore, we believe any disclosure regarding waivers would not be helpful or material to an investor because it would not be relevant to any decision by Morgan Stanley and Lehman Brothers to waive lock-up restrictions in this transaction. We do not expect a waiver of the lock-up agreements from Morgan Stanley or Lehman Brothers. For this reason, we have not included any additional disclosure in response to the Commission's comment.

Financial Statements
Note 1 -- Nature of Business and Significant Accounting Policies, page F-7
General

   42. PLEASE DISCLOSE THE TYPES OF EXPENSES THAT YOU INCLUDE IN THE COSTS AND EXPENSES OF PRODUCTION LINE ITEM AND THE TYPES OF EXPENSES THAT YOU INCLUDE IN THE SELLING, GENERAL AND ADMINISTRATIVE EXPENSES LINE ITEM. PLEASE DISCLOSE WHETHER YOU INCLUDE INBOUND FREIGHT CHARGES, PURCHASING AND RECEIVING COSTS, INSPECTION COSTS, WAREHOUSING COSTS, INTERNAL TRANSFER COSTS, AND THE OTHER COSTS OF YOUR DISTRIBUTION NETWORK IN THE COSTS AND EXPENSES OF PRODUCTION LINE ITEM. WITH THE EXCEPTION OF WAREHOUSING COSTS, IF YOU CURRENTLY EXCLUDE A PORTION OF THESE COSTS FROM COSTS AND EXPENSES OF PRODUCTION, PLEASE DISCLOSE:

Pamela A. Long
May 8, 2006
Page 13


            - IN A FOOTNOTE THE LINE ITEMS THAT THESE EXCLUDED COSTS ARE INCLUDED IN AND THE AMOUNTS INCLUDED IN EACH LINE ITEM FOR EACH PERIOD PRESENTED; AND

            - IN MD&A THAT YOUR GROSS MARGINS MAY NOT BE COMPARABLE TO THOSE OF OTHER ENTITIES, SINCE SOME ENTITIES INCLUDE ALL OF THE COSTS RELATED TO THEIR DISTRIBUTION NETWORK IN COSTS AND EXPENSES OF PRODUCTION AND OTHERS LIKE YOU EXCLUDE A PORTION OF THEM FROM GROSS PROFIT, INCLUDING THEM INSTEAD IN A LINE ITEM SUCH AS SELLING, GENERAL AND ADMINISTRATIVE EXPENSES.

         We have revised the disclosure to note that all expenses related to our distribution network are included in cost of goods sold. Please refer to page F-7 of Amendment No. 1.

Property and Equipment, page F-9

   43. THE RANGE OF USEFUL LIVES FOR YOUR MACHINERY AND EQUIPMENT OF 5 TO 39 YEARS IS VERY BROAD. PLEASE SEPARATELY DISCUSS AND DISCLOSE THE TYPES OF ASSETS THAT FALL IN EACH PART OF THE RANGE.

         We have made the requested revisions. Please refer to page F-9 of Amendment No. 1.

Note 7 -- Long-term debt and restricted cash, page F-15

   44. YOU INDICATE THAT YOUR NOTES ARE COLLATERALIZED BY SUBSTANTIALLY ALL THE ASSETS OF YOUR PARENT AND CERTAIN SUBSIDIARIES. YOU ALSO INDICATE ON PAGE 71 THAT THE NOTES ARE GUARANTEED ON A SENIOR SECURED BASIS BY CERTAIN OF YOUR EXISTING AND FUTURE DOMESTIC SUBSIDIARIES. YOU ALSO INDICATE THAT YOU HAVE FILED A REGISTRATION STATEMENT WITH THE SEC TO REGISTER THE EXCHANGE NOTES BUT YOU HAVE NOT COMPLETED THE EXCHANGE OFFER. IT IS OUR UNDERSTANDING THAT YOU INTEND TO FILE FINANCIAL INFORMATION IN ACCORDANCE WITH RULE 3-10 OF REGULATION S-X IN THE NEXT AMENDMENT TO YOUR FILING. IF YOU INTEND TO FILE CONDENSED CONSOLIDATING FINANCIAL INFORMATION IN ACCORDANCE WITH RULE 3-10(f) OF REGULATION S-X PLEASE DISCLOSE, IF TRUE, THAT ALL SUBSIDIARY GUARANTORS ARE "100% OWNED" AS DEFINED BY RULE 3-10(h)(1). PLEASE NOTE THAT THIS DEFINITION DIFFERS FROM THE DEFINITION OF "WHOLLY OWNED SUBSIDIARY" IN RULE 1-02(AA) OF REGULATION S-X.

         We have revised the disclosure to address this comment. In addition, we have provided a new footnote to the financial statements which provides consolidating financial statements for the subsidiary guarantors. Please refer to Note 20 on pages F-27 to F-30 of Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 14


Note 12 -- Stock Options and Warrants, page F-19

   45. PLEASE PROVIDE THE RANGE OF EXERCISE PRICES FOR ALL OPTIONS OUTSTANDING AS OF DECEMBER 31, 2005 IN ACCORDANCE WITH PARAGRAPH 48 OF SFAS 123 AS AMENDED. IF THE RANGE OF EXERCISE PRICES IS WIDE, THE EXERCISE PRICES SHOULD BE SEGREGATED INTO RANGES THAT ARE MEANINGFUL FOR ASSESSING THE NUMBER AND TIMING OF ADDITIONAL SHARES THAT MAY BE ISSUED AND THE CASH THAT MAY BE RECEIVED AS A RESULT OF OPTION EXERCISES.

         The table in Note 12 summarizes options outstanding for each exercise price, providing the maximum level of detail related to the information disclosed. The table has been updated to clarify the level of detail provided. Please refer to page F-21 of Amendment No. 1.

   46. YOU INDICATE THAT THE FAIR VALUE OF OPTIONS GRANTED WAS $3.39 FOR THE YEAR ENDED DECEMBER 31, 2005 FOR OPTIONS WHOSE EXERCISE PRICE EQUALED THE MARKET PRICE OF THE RELATED STOCK ON THE DATE OF GRANT. YOU ALSO INDICATE THAT THE FAIR VALUE OF OPTIONS GRANTED WHOSE EXERCISE PRICE WAS LESS THAN THE MARKET PRICE OF THE RELATED STOCK ON THE DATE OF GRANT WAS $3.39 FOR THE YEAR ENDED DECEMBER 31, 2005. PLEASE TELL US HOW YOU DETERMINED THAT THE FAIR VALUE OF OPTIONS GRANTED WAS THE SAME FOR OPTIONS THAT WERE "IN-THE-MONEY" AS COMPARED TO OPTIONS THAT WERE NOT.

         These two figures were each separately calculated and it is a matter of coincidence that the results of the separate calculations turned out to be the same number.

Note 13 -- Shareholder Agreement, page F-21

   47. PLEASE DISCLOSE HOW YOU ACCOUNTED FOR THE REGISTRATION RIGHTS RELATED TO THE SHAREHOLDER AGREEMENT. PLEASE ALSO DISCLOSE HOW YOU ACCOUNTED FOR THE REGISTRATION RIGHTS DISCUSSED ON PAGE 71, WHICH ARE RELATED TO SENIOR SECURED NOTES DUE DECEMBER 15, 2012. PLEASE TELL US WHAT CONSIDERATION YOU GAVE TO EITF 00-19 AND FAS 133 IN YOUR ANALYSIS OF THE ACCOUNTING FOR YOUR REGISTRATION RIGHTS. PLEASE ALSO DISCLOSE THE MAXIMUM CASH PENALTY UNDER THE REGISTRATION RIGHTS AGREEMENT, IF APPLICABLE.

         The following disclosure was added to Note 13: "No penalties are associated with these registration rights and no amounts have been recognized in the accompanying financial statements for these rights."

Pamela A. Long
May 8, 2006
Page 15


         The following disclosure was added to footnote (a) of Note 7 to the financial statements: "Certain registration rights have been granted related to the notes. The maximum penalty for failing to register the notes is $2,100,000. No amounts have been recognized in the accompanying financial statements related to this commitment."

         With respect to EITF 00-19, neither the shareholder agreement, nor the senior secured notes registration rights agreement, has any payments that are indexed to, based upon or potentially settled in, the Company's own stock. Therefore, it was concluded that EITF 00-19 does not apply to these provisions.

         With respect to SFAS 133, because the registration rights related to the shareholder agreement only require reasonable best efforts by the Company to be used, with no liquidated damages penalty for not obtaining registration for the applicable securities, it was determined that no accounting recognition was necessary for these rights. The penalty provisions for the senior secured notes registration rights agreement was determined to not constitute a derivative because it is not "a variable penalty for nonperformance based on changes in the price of the items that are the subject of the contract". In other words, the penalty is a fixed amount.

Note 18 -- Quarterly Financial Data (Unaudited), page F-25

   48. PLEASE PROVIDE QUARTERLY FINANCIAL DATA FOR FISCAL YEAR ENDED DECEMBER 31, 2004 AS REQUIRED BY ITEM 302(A)(1) OF REGULATION S-K.

         Because the Company does not currently have any securities registered pursuant to sections 12(b) or 12(g) of the Exchange Act, we believe that the exception to providing quarterly financial data found in Item 302(a)(5) of Regulation S-K applies. On a voluntary basis, we have provided quarterly financial information for 2005 because we believe that it assists prospective investors in evaluating the Company.

Part II
Recent Sales of Unregistered Securities, page II-3

   49. PLEASE EXPAND YOUR DISCLOSURE TO BRIEFLY STATE THE FACTS RELIED UPON IN CLAIMING EXEMPTION FROM SECURITIES ACT REGISTRATION. SEE REGULATION S-K, ITEM 701(d).

         We have made the requested revisions. Please see page II-3 of Amendment No. 1.

Pamela A. Long
May 8, 2006
Page 16


Exhibits

   50. WE NOTE THAT YOU PLAN TO FILE SEVERAL EXHIBITS BY AMENDMENT, INCLUDING THE UNDERWRITING AGREEMENT AND LEGALITY OPINION. PLEASE NOTE THAT WE WILL REVIEW THESE EXHIBITS WHEN THEY ARE FILED AND MAY HAVE COMMENTS ON THEM OR ON RELATED DISCLOSURE IN THE PROSPECTUS. IN THIS REGARD, WE NOTE THAT YOU INTEND TO SEEK CONFIDENTIAL TREATMENT FOR PORTIONS OF EXHIBITS 10.1 AND 10.2 BUT HAVE NOT YET FILED THE REQUEST.

         We have filed additional exhibits with Amendment No. 1 and we are sending a confidential treatment request by overnight mail to cover portions of exhibits 10.1 and 10.2. We plan to file our articles of incorporation, bylaws and stock incentive plan with the next amendment so that we may include amendments to those documents that we expect to be approved in May 2006. We intend to file our legal opinion and any additional exhibits that may be needed as soon as practicable.

The Company understands you may have additional comments based on the foregoing responses. Please address any questions or comments you may have about this letter and the registration statement to me at (503) 294-9448.

Very truly yours,



John R. Thomas

Enclosures

cc:   Mr. Chris Edwards, Special Counsel (w/encl.)
      Mr. Matt Franker, Staff Attorney (w/encl.)
      Mr. Ernest Greene, Staff Accountant
      Mr. Scott Watkinson, Senior Staff Accountant
      Mr. Donald L. Endres
      Mr. Danny C. Herron
      Mr. John M. Schweitzer
      Mr. John J. Sabl